Vessel revenue - Terms of time chartered vessels (Details)	1 Months Ended							12 Months Ended
	Apr. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Aug. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2023 USD ($) vessel
Disclosure of maturity analysis of operating lease payments [line items]
Number pf time charter-out agreements | vessel								14
Vessels | LR2 | STI Gratitude
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease							3 years	3 years
Operating leases daily rate receivable								$ 28,000
Term of first extension							$ 31,000
Term of second extension							$ 33,000
Vessels | LR2 | STI Guard
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease					5 years			5 years
Operating leases daily rate receivable					$ 28,000			$ 28,000
Term of option to convert					3 years
Daily rate of modification option					$ 30,000
Term of modification					30 months
Vessels | LR2 | STI Gladiator
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease								3 years
Operating leases daily rate receivable								$ 28,000
Vessels | LR2 | STI Guide
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease								3 years
Operating leases daily rate receivable								$ 28,000
Vessels | LR2 | STI Connaught
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease				3 years				3 years
Operating leases daily rate receivable				$ 30,000				$ 30,000
Term of first extension				32,000
Term of second extension				$ 34,000
Vessels | LR2 | STI Lombard
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease			3 years					3 years
Operating leases daily rate receivable			$ 32,750					$ 32,750
Term of first extension			34,750
Term of second extension			$ 36,750
Vessels | LR2 | STI Gauntlet
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease								3 years
Operating leases daily rate receivable								$ 32,750
Vessels | LR2 | STI Lavender
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease								3 years
Operating leases daily rate receivable								$ 35,000
Vessels | LR2 | STI Grace
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease		3 years						3 years
Operating leases daily rate receivable		$ 37,500						$ 37,500
Daily rate, period one		47,000
Daily rate period two		28,000
Daily rate period three		$ 37,500
Vessels | LR2 | STI Gladiator and STI Guide
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease					3 years
Operating leases daily rate receivable					$ 28,000
Term of first extension					31,000
Term of second extension					$ 33,000
Vessels | LR2 | STI Jermyn
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease	3 years							3 years
Operating leases daily rate receivable	$ 40,000							$ 40,000
Term of first extension	$ 42,500
Vessels | MR | STI Marshall
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease					3 years			3 years
Operating leases daily rate receivable					$ 23,000			$ 23,000
Term of first extension					24,000
Term of second extension					25,000
Term of third extension					$ 26,000
Vessels | MR | STI Magnetic
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease					3 years			3 years
Operating leases daily rate receivable					$ 23,000			$ 23,000
Term of first extension					24,500
Term of second extension					26,000
Daily rate, period one					30,000
Daily rate period two					20,000
Daily rate period three					$ 19,000
Vessels | MR | STI Miracle
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease				3 years				3 years
Operating leases daily rate receivable				$ 21,000				$ 21,000
Term of first extension				22,500
Term of second extension				24,000
Term of third extension				19,000
Daily rate, period one				30,000
Daily rate period two				$ 20,000
Vessels | MR | STI Memphis
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease						3 years		3 years
Operating leases daily rate receivable						$ 21,000		$ 21,000
Term of first extension						22,500
Term of second extension						24,000
Daily rate, period one						30,000
Daily rate period two						20,000
Daily rate period three						$ 19,000
Vessels | MR | STI Duchessa
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease								3 years
Operating leases daily rate receivable								$ 25,000